CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 319		$ 433
Cash subject to restriction	252		207
Short-term deposit	24		2
Cash and cash equivalents, net	$ 595	$ 657	$ 642	$ 790	$ 694	$ 525